As filed with the Securities and Exchange Commission on March 1, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2005
Leuthold Core Investment Fund
(Unaudited)
			Shares	Value
COMMON STOCKS - 50.76%
Airlines - 3.96%
Airtran Holdings, Inc. (a)			189,578	$3,038,936
Alaska Air Group, Inc. (a)			159,860	5,710,199
AMR Corp. (a)			1,193,829	26,538,819
Continental Airlines, Inc. (a)			378,131	8,054,190
Mesa Air Group, Inc. (a)			134,242	1,404,171
Skywest, Inc.			178,306	4,789,299
U S Airways Group, Inc. (a)			114,772	4,262,632
				$53,798,246
Beverages - 0.16%
Brown-Forman Corp. - Class B			30,742	$2,131,035
Biotechnology - 3.57%
Alkermes, Inc. (a)			168,058	$3,213,269
Amgen, Inc. (a)			63,534	5,010,291
Applera Corp - Applied Biosystems Group			121,945	3,238,859
Biogen Idec, Inc. (a)			71,732	3,251,612
Celgene Corp. (a)			85,054	5,511,499
Genentech, Inc. (a)			84,029	7,772,683
Genzyme Corp. (a)			48,163	3,408,977
Gilead Sciences, Inc. (a)			54,312	2,858,441
Medimmune, Inc. (a)			80,955	2,835,044
Neurocrine Biosciences, Inc. (a)			48,163	3,021,265
Protein Design Labs, Inc. (a)			101,450	2,883,209
Techne Corp. (a)			49,188	2,761,906
United Therapeutics Corp. (a)			39,965	2,762,381
				$48,529,436
Computers & Peripherals - 3.91%
EMC Corp. (a)			424,245	$5,778,217
Imation Corp.			50,213	2,313,313
Komag, Inc. (a)			75,831	2,628,302
M-Systems Flash Disk Pioneers (a)(b)			228,518	7,568,516
QLogic Corp. (a)			100,425	3,264,817
SanDisk Corp. (a)			325,869	20,471,090
Seagate Technology (b)			149,613	2,990,764
Western Digital Corp. (a)			441,665	8,219,386
				$53,234,405
Health Care Providers & Services - 5.32%
Allscripts Healthcare Solutions, Inc. (a)			186,504	$2,499,154
American Healthways, Inc. (a)			210,073	9,505,803
Caremark Rx, Inc. (a)			91,202	4,723,352
Cerner Corp. (a)			213,147	19,377,194
DaVita, Inc. (a)			105,549	5,345,001
IMS Health, Inc.			178,306	4,443,385
Laboratory Corp Of America Holdings (a)			169,083	9,105,120
Lincare Holdings, Inc. (a)			78,905	3,306,909
McKesson Corp.			116,821	6,026,795
Pediatrix Medical Group, Inc. (a)			91,202	8,077,761
				$72,410,474
Insurance - 4.06%
Manulife Financial Corp. (b)			224,419	$13,195,837
Metlife, Inc.			321,770	15,766,730
Prudential Financial, Inc.			358,661	26,250,399
				$55,212,966
Metals & Mining - 12.84%
Alcan, Inc. (b)			119,895	$4,909,700
Alcoa, Inc.			371,089	10,973,102
BHP Billiton Ltd. - ADR			821,846	27,466,093
Cia Vale do Rio Doce - ADR			81,980	3,372,657
Inco Ltd. (b)			704,430	30,692,015
PAN American Silver Corp. (a)(b)			96,326	1,813,819
Phelps Dodge Corp.			271,089	39,001,575
Rio Tinto PLC - ADR			172,564	31,542,974
Southern Copper Corp.			222,284	14,888,582
Titanium Metals Corp. (a)			120,947	7,651,107
Western Silver Corp. (a)(b)			213,147	2,400,035
				$174,711,659
Oil & Gas - 2.86%
Burlington Resources, Inc.			67,633	$5,829,964
Chesapeake Energy Corp.			302,300	9,591,979
EnCana Corp.			76,856	3,470,817
Southwestern Energy Co. (a)			217,246	7,807,821
XTO Energy, Inc.			277,706	12,202,402
				$38,902,983
Pharmaceuticals - 6.22%
Abbott Laboratories			182,405	$7,192,229
American Pharmaceutical Partners, Inc. (a)			79,930	3,100,485
AstraZeneca Plc - ADR			201,875	9,811,125
Barr Pharmaceuticals, Inc. (a)			126,044	7,851,281
Bristol-Myers Squibb Co.			187,528	4,309,393
Eli Lilly & Co.			111,697	6,320,933
GlaxoSmithKline PLC - ADR			95,301	4,810,795
Merck & Co., Inc.			143,464	4,563,590
Mylan Laboratories			402,725	8,038,391
Novartis AG - ADR			96,326	5,055,188
Pfizer, Inc.			213,147	4,970,588
Teva Pharmaceutical Industries, Ltd. - ADR			316,646	13,618,944
Wyeth			108,623	5,004,262
				$84,647,204
Road & Rail - 3.66%
Burlington Northern Santa Fe Corp.			145,514	$10,305,302
Canadian National Railway Co. (b)			111,697	8,934,643
Canadian Pacific Railway Ltd. (b)			146,539	6,147,311
CSX Corp.			133,217	6,763,427
Kansas City Southern (a)			125,019	3,054,214
Norfolk Southern Corp.			182,405	8,177,216
Union Pacific Corp.			79,930	6,435,164
				$49,817,277
Software - 4.20%
Activision, Inc. (a)			657,887	$9,039,367
Ansys, Inc. (a)			58,411	2,493,566
Autodesk, Inc.			122,969	5,281,519
Citrix Systems, Inc. (a)			103,499	2,978,701
Compuware Corp. (a)			350,463	3,143,653
Hyperion Solutions Corp. (a)			87,616	3,138,405
Lawson Software, Inc. (a)			285,904	2,101,394
Mentor Graphics Corp. (a)			265,409	2,744,329
Midway Games, Inc. (a)			154,737	2,935,361
Quality Systems, Inc.			54,312	4,168,989
SAP AG - ADR			105,549	4,757,094
Take-Two Interactive Software, Inc. (a)			315,622	5,586,510
THQ, Inc. (a)			253,112	6,036,721
TIBCO Software, Inc. (a)			374,032	2,794,019
				57,199,628
TOTAL COMMON STOCKS (Cost $541,041,129)				$690,595,313
				Value
PHYSICAL INDUSTRIAL METALS - 6.03%
Physical Metals - 0.86%			Metric Tons
Aluminum (a)			200	$456,050
Antimony (a)			130	501,474
Lead (a)			150	161,550
Manganese (a)			229	337,775
Zinc (a)			275	522,638
			Pounds
Cobalt Falconbridge Cathodes (a)			27,558	406,477
Molybdenum (a)			13,029	328,990
			Kilograms
Ferro Tungsten (a)			12,300	393,587
Indium (a)			412	344,020
			Ounces
Palladium (a)			9,623	2,449,053
Silver (a)			658,200	5,802,033
				$11,703,647
Prepaid Forward Contracts - 5.17%			Metric Tons
Aluminum 12/05 (a)(d)			750	$1,491,000
Aluminum 03/06 (a)(d)			5,625	11,047,500
Aluminum 07/06 (a)(d)			1,600	3,086,400
Aluminum 12/06 (a)(d)			2,125	4,010,937
Copper 03/06 (a)(d)			3,700	13,889,800
Copper 07/06 (a)(d)			1,025	3,606,975
Copper 11/06 (a)(d)			125	418,375
Copper 12/06 (a)(d)			750	2,484,000
Lead 07/06 (a)(d)			3,175	2,990,850
Lead 12/06 (a)(d)			1,300	1,201,850
Nickel 12/05 (a)(d)			42	518,070
Nickel 03/06 (a)(d)			396	4,854,960
Nickel 07/06 (a)(d)			102	1,241,340
Nickel 12/06 (a)(d)			138	1,643,580
Tin 03/06 (a)(d)			345	2,213,175
Tin 07/06 (a)(d)			140	895,300
Tin 12/06 (a)(d)			300	1,911,000
Zinc 03/06 (a)(d)			4,575	6,912,825
Zinc 07/06 (a)(d)			1,275	1,892,100
Zinc 12/06 (a)(d)			2,775	4,002,938
				70,312,975
TOTAL PHYSICAL INDUSTRIAL METALS (Cost $70,144,386)				$82,016,622

INVESTMENT COMPANIES - 4.84%
Mutual Funds - 2.30%			Shares
Delaware Pooled Trust - The Emerging Markets Portfolio			96,966	$1,295,469
The Greater China Fund Inc.			3,514	45,823
ING Russia Fund (a)			151,453	5,912,732
Matthews China Fund			717,547	10,641,224
Matthews Korea Fund			867,570	5,561,127
US Global Investors Accolade Funds - Eastern European Fund			200,291	7,851,419
				$31,307,794
Exchange Traded Funds - 2.54%
iShares FTSE/XINHUA China 25 Fund			15,528	$956,835
iShares MSCI Brazil Index Fund			160,468	5,354,817
iShares MSCI Emerging Markets Index Fund			104,674	9,237,481
iShares MSCI Malaysia Index Fund			397,778	2,712,846
iShares MSCI South Africa Fund			31,898	3,133,341
iShares MSCI South Korea Index Fund			111,444	4,987,119
iShares MSCI Taiwan Index Fund			274,303	3,423,301
iShares S&P Latin America Fund			38,345	4,710,683
				34,516,423
TOTAL INVESTMENT COMPANIES (Cost $47,618,010)				$65,824,217
			Principal
			Amount	Value
CORPORATE BONDS - 3.48%
Automobiles - 3.48%
Ford Motor Credit Company
6.625%, 06/16/2008			$52,288,000	47,428,144
TOTAL CORPORATE BONDS (Cost $52,225,013)				$47,428,144
SHORT TERM INVESTMENTS - 13.07%
Commercial Paper - 8.15%
U.S. Bank, N.A.
3.903%, 01/03/2006			$111,000,000	$110,976,258
Variable Rate Demand Notes - 4.92%
American Family
3.442%			20,791,362	20,791,362
U.S. Bank, N.A.
4.130% (c )			46,022,928	46,022,928
Wisconsin Corporate Central Credit Union
4.050%			89,594	89,594
				66,903,884
TOTAL SHORT TERM INVESTMENTS (Cost $177,880,142)				$177,880,142
Total Investments (Cost $888,908,680) - 78.18%				$1,063,744,438
Other Assets in Excess of Liabilities - 21.82%				296,874,108
TOTAL NET ASSETS - 100.00%				$1,360,618,546

Footnotes
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign issued security
(c )	Variable rate security. The rate shown is the rate in effect on
	December 31, 2005
(d)
Prepaid forward contract was executed as of October 19, 2005 and based on a moratorium on customer withdrawals imposed by the contract's counterparty, due in part to liquidity concerns, the Fund has not received delivery of the executed value of the contract.

The cost basis of investments for federal income tax purposes at December 31, 2005, was as follows*:
Cost of investments		$ 888,908,680
Gross unrealized appreciation		189,495,811
Gross unrealized depreciation		(14,660,053)
Net unrealized appreciation		$ 174,835,758

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federalincome tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Securities Sold Short
December 31, 2005
Leuthold Core Investment Fund
(Unaudited)
COMMON STOCKS - 20.70%			Shares	Value
Airlines 0.55%
JetBlue Airways Corp. (a)			488,596	$7,514,606
Chemicals 0.94%
Albemarle Corp.			123,519	$4,736,954
Monsanto Co.			104,592	8,109,018
				$12,845,972
Commercial Banks 0.93%
East West Bancorp, Inc.			178,305	$6,506,349
Wachovia Corp.			115,550	6,107,973
				$12,614,322
Commercial Services & Supplies 0.35%
Cendant Corp.			274,929	$4,742,525
Containers & Packaging 1.02%
Packaging Corp of America			286,882	$6,583,942
Sealed Air Corp. (a)			130,492	7,329,736
				$13,913,678
Diversified Telecommunication Services 0.42%
Sprint Nextel Corp.			245,045	$5,724,251
Electronic Equipment & Instruments 0.92%
AU Optronics Corp. ADR - ADR			500,052	$7,505,781
Flextronics International Ltd. (a)(b)			487,102	5,085,345
				$12,591,126
Health Care Equipment & Supplies 0.46%
Advanced Medical Optics, Inc. (a)			149,418	$6,245,672
Hotels, Restaurants & Leisure 2.01%
Brinker International, Inc.			201,216	$7,779,011
Gaylord Entertainment Co. (a)			115,550	5,036,825
Starwood Hotels & Resorts Worldwide, Inc.			121,343	7,748,964
Wynn Resorts Ltd (a)			123,519	6,775,017
				$27,339,817
Household Durables 0.40%
Jarden Corp. (a)			178,305	$5,375,896
Insurance 2.14%
AMBAC Financial Group, Inc.			91,643	$7,062,010
Everest Re Group Ltd. (b)			65,744	6,597,410
RenaissanceRe Holdings Ltd.			165,356	7,293,853
XL Capital Ltd. (b)			120,306	8,106,218
				$29,059,491
Machinery 0.46%
SPX Corp.			136,468	$6,246,140
Media 2.28%
RH Donnelley Corp. (a)			102,600	$6,322,212
The Walt Disney Co.			238,072	5,706,586
Univision Communications, Inc. (a)			268,952	7,904,499
Valassis Communications, Inc. (a)			118,538	3,445,900
Viacom, Inc. - Class B			233,330	7,606,558
				$30,985,755
Oil & Gas 1.04%
El Paso Corp.			527,739	$6,417,306
Kinder Morgan, Inc.			83,923	7,716,720
				$14,134,026
Paper & Forest Products 0.93%
Bowater, Inc.			206,586	$6,346,322
MeadWestvaco Corp.			225,494	6,320,597
				$12,666,919
Real Estate 0.89%
Brandywine Realty Trust			198,228	$5,532,543
The Macerich Co.			97,620	6,554,207
				$12,086,750
Semiconductor & Semiconductor Equipment 1.92%
ATI Technologies, Inc. (a)(b)			468,176	$7,954,310
Cypress Semiconductor Corp. (a)			381,513	5,436,560
Fairchild Semiconductor International, Inc. (a)			412,393	6,973,566
Xilinx, Inc.			228,111	5,750,678
				$26,115,114
Telephone Communications, Except Radiotelephone 0.50%
NTL, Inc. (a)			100,608	$6,849,393

Thrifts & Mortgage Finance 2.16%
Astoria Financial Corp.			159,379	$4,685,743
Countrywide Financial Corp.			175,317	5,994,088
Fremont General Corp.			223,131	5,183,333
Golden West Financial Corp.			105,589	6,968,874
Webster Financial Corp.			139,457	6,540,533
				$29,372,571
Wireless Telecommunication Services 0.38%
Telephone & Data Systems, Inc., Special Common Shares			73,713	$2,551,207
Telephone & Data Systems, Inc.			73,713	2,655,879
Total Securities Sold Short 20.70%				$5,207,086
(Proceeds $269,672,096)				$281,631,110

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign issued security
(c )	Variable rate security. The rate shown is the rate in effect on
	December 31, 2005

The cost basis of investments for federal income tax purposes at December 31, 2005, was as follows*:
Cost of investments		$ (269,672,096)
Gross unrealized appreciation		5,041,101
Gross unrealized depreciation		(17,000,115)
Net unrealized depreciation		$ (11,959,014)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federalincome tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2005
Leuthold Select Industries Fund
(Unaudited)
			Shares	Value
COMMON STOCKS - 93.35%
Airlines - 8.25%
Airtran Holdings, Inc. (a)			22,020	$352,981
Alaska Air Group, Inc. (a)			18,351	655,498
AMR Corp. (a)			141,221	3,139,343
Continental Airlines, Inc. (a)			43,404	924,505
Mesa Air Group, Inc. (a)			15,366	160,728
Skywest, Inc.			21,064	565,779
U S Airways Group, Inc. (a)			13,243	491,845
				$6,290,679
Beverages - 0.30%
Brown-Forman Corp. - Class B			3,350	$232,222
Biotechnology - 7.52%
Alkermes, Inc. (a)			20,105	$384,408
Amgen, Inc. (a)			7,499	591,371
Applera Corp - Applied Biosystems Group			14,521	385,678
Biogen Idec, Inc. (a)			8,616	390,563
Celgene Corp. (a)			9,893	641,066
Genentech, Inc. (a)			9,893	915,103
Genzyme Corp. (a)			5,585	395,306
Gilead Sciences, Inc. (a)			6,383	335,937
Medimmune, Inc. (a)			9,415	329,713
Neurocrine Biosciences, Inc. (a)			5,585	350,347
Protein Design Labs, Inc. (a)			12,127	344,649
Techne Corp. (a)			6,064	340,494
United Therapeutics Corp. (a)			4,787	330,878
				$5,735,513
Computers & Peripherals - 8.12%
EMC Corp. (a)			49,307	$671,561
Imation Corp.			6,064	279,369
Komag, Inc. (a)			8,776	304,176
M-Systems Flash Disk Pioneers (a)(b)			26,329	872,016
QLogic Corp. (a)			11,490	373,540
SanDisk Corp. (a)			37,978	2,385,778
Seagate Technology (b)			17,235	344,528
Western Digital Corp. (a)			51,703	962,193
				$6,193,161
Health Care Providers & Services - 10.89%
Allscripts Healthcare Solutions, Inc. (a)			22,020	$295,068
American Healthways, Inc. (a)			24,255	1,097,539
Caremark Rx, Inc. (a)			10,372	537,166
Cerner Corp. (a)			24,255	2,205,022
DaVita, Inc. (a)			11,809	598,008
IMS Health, Inc.			20,585	512,978
Laboratory Corp Of America Holdings (a)			19,307	1,039,682
Lincare Holdings, Inc. (a)			9,415	394,583
McKesson Corp.			13,404	691,512
Pediatrix Medical Group, Inc. (a)			10,532	932,819
				$8,304,377
Insurance - 8.27%
Manulife Financial Corp. (b)			25,213	$1,482,524
Metlife, Inc.			37,181	1,821,869
Prudential Financial, Inc.			41,010	3,001,522
				$6,305,915
Metals & Mining - 14.97%
BHP Billiton Ltd. - ADR			96,062	$3,210,392
Cia Vale do Rio Doce - ADR			9,575	393,916
Inco Ltd.			45,638	1,988,448
PAN American Silver Corp. (a)(b)			10,852	204,343
Phelps Dodge Corp.			15,160	2,181,069
Rio Tinto PLC - ADR			13,724	2,508,610
Southern Copper Corp.			9,893	662,633
Western Silver Corp. (a)(b)			24,255	273,111
				$11,422,522
Oil & Gas - 5.74%
Burlington Resources, Inc.			8,299	$715,374
Chesapeake Energy Corp.			33,829	1,073,394
EnCana Corp. (b)			9,095	410,730
Southwestern Energy Co. (a)			24,575	883,225
XTO Energy, Inc.			29,521	1,297,153
				$4,379,876
Pharmaceuticals - 12.87%
Abbott Laboratories			21,382	$843,092
American Pharmaceutical Partners, Inc. (a)			9,415	365,208
AstraZeneca Plc - ADR			23,138	1,124,507
Barr Pharmaceuticals, Inc. (a)			14,362	894,609
Bristol-Myers Squibb Co.			21,862	502,389
Eli Lilly & Co.			12,606	713,373
GlaxoSmithKline PLC - ADR			11,170	563,862
Merck & Co., Inc.			16,597	527,951
Mylan Laboratories			47,871	955,505
Novartis AG - ADR			11,329	594,546
Pfizer, Inc.			25,213	587,967
Teva Pharmaceutical Industries, Ltd. - ADR			36,382	1,564,790
Wyeth			12,606	580,758
				$9,818,557
Road & Rail - 7.61%
Burlington Northern Santa Fe Corp.			16,915	$1,197,921
Canadian National Railway Co. (b)			13,086	1,046,749
Canadian Pacific Railway Ltd. (b)			17,235	723,008
CSX Corp.			15,160	769,673
Kansas City Southern (a)			14,521	354,748
Norfolk Southern Corp.			21,064	944,299
Union Pacific Corp.			9,575	770,883
				$5,807,281
Software - 8.81%
Activision, Inc. (a)			76,595	$1,052,415
Ansys, Inc. (a)			7,022	299,769
Autodesk, Inc.			14,521	623,677
Citrix Systems, Inc. (a)			11,968	344,439
Compuware Corp. (a)			40,690	364,989
Hyperion Solutions Corp. (a)			10,292	368,660
Lawson Software, Inc. (a)			34,307	252,157
Mentor Graphics Corp. (a)			31,755	328,347
Midway Games, Inc. (a)			18,191	345,083
Quality Systems, Inc.			6,542	502,164
SAP AG - ADR			12,287	553,775
Take-Two Interactive Software, Inc. (a)			37,021	655,272
THQ, Inc. (a)			29,680	707,868
TIBCO Software, Inc. (a)			43,243	323,025
				6,721,640
TOTAL COMMON STOCKS (Cost $61,757,363)				$71,211,743
INVESTMENT COMPANIES - 4.93%
Exchange-Traded Funds - 4.93%
SPDR Trust Series 1			15,118	$1,882,342
Nasdaq-100 Index Tracking Stock			46,478	1,878,641
				3,760,983
TOTAL INVESTMENT COMPANIES (Cost $3,824,806)				$3,760,983
			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 0.05%
Variable Rate Demand Notes - 0.05%
U.S. Bank, N.A.
4.13% (c )			$32,796	$32,796
TOTAL SHORT TERM INVESTMENTS (Cost $32,797)				$32,796
Total Investments (Cost $65,614,966) - 98.33%				$75,005,522
Other Assets in Excess of Liabilities - 1.67%				1,277,303
TOTAL NET ASSETS - 100.00%				$76,282,825

Footnotes
Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign issued security
(c )	Variable rate security. The rate shown is the rate in effect on
	December 31, 2005

The cost basis of investments for federal income tax purposes at December 31, 2005, was as follows*:
Cost of investments		$ 65,614,966
Gross unrealized appreciation		10,335,770
Gross unrealized depreciation		(945,214)
Net unrealized appreciation		$ 9,390,556

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
December 31, 2005
Grizzly Short Fund
(Unaudited)
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 1.57%
Variable Rate Demand Notes - 1.57%
U.S. Bank, N.A.
4.130% (a)		$901,966	$901,966
TOTAL SHORT TERM INVESTMENTS (Cost $901,966)			$901,966
Total Investments (Cost $901,966) - 1.57%			$901,966
Other Assets in Excess of Liabilities - 98.43%			56,505,188
TOTAL NET ASSETS - 100.00%			$57,407,154

Percentages are stated as a percent of net assets
(a)	Variable rate security. The rate shown is the
rate in effect on December 31, 2005.

The cost basis of investments for federal income tax purposes at December 31, 2005, was as follows*:
Cost of Investments	$901,966
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Securities Sold Short
December 31, 2005
Grizzly Short Fund
(Unaudited)

COMMON SHARES - 97.50%		Shares	Value
Airlines 2.66%
JetBlue Airways Corp. (a)		99,196	$1,525,635
Chemicals 4.55%
Albemarle Corp.		26,924	$1,032,535
Monsanto Co.		20,397	1,581,379
			$2,613,914
Commercial Banks 4.62%
East West Bancorp, Inc.		34,004	$1,240,806
Wachovia Corp.		26,680	1,410,305
			$2,651,111
Commercial Services & Supplies 1.58%
Cendant Corp.		52,614	$907,591
Containers & Packaging 5.01%
Packaging Corp of America		60,762	$1,394,488
Sealed Air Corp. (a)		26,406	1,483,225
			$2,877,713
Diversified Telecommunication Services 1.88%
Sprint Nextel Corp.		46,275	$1,080,984
Electronic Equipment & Instruments 4.28%
AU Optronics Corp. - ADR		99,870	$1,499,049
Flextronics International Ltd. (a)(b)		91,672	957,056
			$2,456,105
Health Care Equipment & Supplies 2.11%
Advanced Medical Optics, Inc. (a)		28,947	$1,209,985
Hotels, Restaurant & Leisure 9.37%
Brinker International, Inc.		39,236	$1,516,864
Gaylord Entertainment Co. (a)		25,708	1,120,612
Starwood Hotels & Resorts Worldwide, Inc.		22,148	1,414,371
Wynn Resorts Ltd (a)		24,212	1,328,028
			$5,379,875
Household Durables 2.03%
Jarden Corp. (a)		38,687	$1,166,413
Insurance 9.94%
AMBAC Financial Group, Inc.		17,545	$1,352,018
Everest Re Group Ltd. (b)		13,584	1,363,154
RenaissanceRe Holdings Ltd.		34,479	1,520,869
XL Capital Ltd. (b)		21,789	1,468,143
			$5,704,184
Machinery 2.21%
SPX Corp.		27,736	$1,269,477
Media 10.44%
RH Donnelley Corp. (a)		19,452	$1,198,632
The Walt Disney Co.		48,464	1,161,682
Univision Communications, Inc. (a)		53,522	1,573,012
Valassis Communications, Inc. (a)		24,111	700,907
Viacom, Inc. - Class B		41,582	1,355,573
			$5,989,806
Oil & Gas 4.54%
El Paso Corp.		98,547	$1,198,332
Kinder Morgan, Inc.		15,304	1,407,203
			$2,605,535
Paper & Forest Products 3.94%
Bowater, Inc.		37,831	$1,162,168
MeadWestvaco Corp.		39,265	1,100,598
			$2,262,766
Real Estate 4.20%
Brandywine Realty Trust		39,453	$1,101,133
The Macerich Co.		19,526	1,310,976
			$2,412,109
Semiconductor & Semiconductor Equipment 9.89%
ATI Technologies, Inc. (a)(b)		91,483	$1,554,296
Cypress Semiconductor Corp.(a)		109,610	1,561,942
Fairchild Semiconductor International, Inc. (a)		84,333	1,426,071
Xilinx, Inc.		44,926	1,132,584
			$5,674,893
Telephone Communications, Except Radiotelephone 2.41%
NTL, Inc. (a)		20,341	$1,384,815
Thrifts & Mortgage Finance 10.16%
Astoria Financial Corp.		31,076	$913,634
Countrywide Financial Corp.		34,945	1,194,770
Fremont General Corp.		50,484	1,172,743
Golden West Financial Corp.		19,919	1,314,654
Webster Financial Corp.		26,345	1,235,580
			$5,831,381
Wireless Telecommunication Services 1.68%
Telephone & Data Systems, Inc., Special Common Shares		12,732	$440,655
Telephone & Data Systems, Inc.		14,602	526,110
			$966,765
Total Securities Sold Short 97.50%
(Proceeds $54,548,959)			$55,971,057

Footnotes
Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Foreign issued security

The cost basis of investments for federal income tax purposes at December 31, 2005, was as follows*:
Cost of Investments	$ (54,548,959)
Gross unrealized appreciation	1,478,758
Gross unrealized depreciation	(2,900,856)
Net unrealized depreciation	$ (1,422,098)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leuthold Funds Inc.

By (Signature and Title) /s/ Steven C. Leuthold
                                                 Steven C. Leuthold, President

Date   2/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Steven C. Leuthold
                                                     Steven C. Leuthold, President

Date      2/26/06

By (Signature and Title)*    /s/ David R. Cragg
                                                      David R. Cragg, Treasurer

Date     2/17/06

* Print the name and title of each signing officer under his or her signature.